Taxes	12 Months Ended
Dec. 31, 2020
Taxes
Taxes

10.         Taxes

10.1       Current and Non-current tax assets and liabilities

	2020	2019
Current tax assets
Income tax (1)	1,823,027	190,605
Credit tax balance (2)	1,311,693	614,005
Other taxes (3)	841,575	714,197
	3,976,295	1,518,807
Non-current tax assets
Deferred tax assets	7,673,912	6,809,347
Income tax credits (4)	397,821	—
	8,071,733	6,809,347

Current tax liabilities
Income tax payable (5)	811,197	1,967,353
Industry and commerce tax	161,813	195,776
National tax and surcharge on gasoline	137,710	145,569
Carbon tax	64,091	54,586
Value added tax	5,607	33,098
Other taxes (6)	63,465	174,397
	1,243,883	2,570,779

Non-current tax liabilities
Deferred tax liabilities	1,639,206	1,328,831
Income tax payable (7)	226,848	70,543
	1,866,054	1,399,374

(1)

Given the payment for self-withholdings during the year, credit for foreign tax paid, credit for 50% of the industry and commerce paid, and VAT credit for acquisition of real productive fixed assets, a favorable balance is generated for the term.

(2)	Corresponds mainly to the Ecopetrol´s value added tax (VAT) and industry and commerce tax in favour.
(3)	Includes the VAT credit derived from the acquisition of real productive fixed assets, following Article 95 of Law 2010 of 2019 and municipal advance payments and self-withholdings.
(4)	Corresponds to the effective VAT credit paid on the acquisition of real productive fixed assets, which, given the limitations established by law, will be used in future income tax returns.
(5)

In addition to the income tax recognized as a current liability, it includes the short-term portion of the liability of “works for taxes” related to Ecopetrol and Cenit, the income tax payment mechanism for 2017, established in Law 1819 of 2016 for COP$94,185 and COP$39,379 respectively.

(6)	It mainly includes royalties, transport tax among others.
(7)

The advance payment mechanism of “works for taxes” is regulated by article 238 of Law 1819 of 2016 - Tax reform, which established it as a form of payment in respect of income tax payable for the years 2017, 2018 and 2019. In compliance therewith, in May 2018, 2019 and 2020, the Group’s companies recognized an asset and a liability for the value of the projects designated for each fiscal year.

10.2       Income tax

In accordance with Law 2010/2019 (Tax Reform) the tax provisions applicable to individual companies in Colombia for the taxable year 2020 are the following:

-	The income tax rate applicable to national companies and foreign entities will be 32% for the year 2020, 31% for the year 2021 and 30% for the year 2022 and subsequent years.
-

For the years 2019 and 2020, the presumptive income rate will be 1.5% and 0.5%, respectively, of the taxpayer's net equity from the immediately previous year. From 2021 the applicable tax rate will be 0%.

-

The income tax for tax free trade zone users will be 20%. If the company located in the free zone has a Legal Stability Agreement (hereinafter LSA), the income tax rate will continue to be 15% during the term of said contract. This is the case of Refinería de Cartagena S.A.S. (“Reficar”) and Esenttia Masterbatch Ltda. ("Esenttia MB").

-

For fiscal year 2020, the Group had subsidiaries that were subject to a 32% income tax rate, subsidiaries located in free trade zones that were subject to a 15% income tax rate depending upon whether or not they complied with the LSA rules and other subsidiaries that were subject to statutory income tax rates applicable in countries where they are incorporated.

-

The tax depreciation percentages are adjusted based on the table established in Law 1819 of 2016. On the other hand, oil investments amortization will be calculated based on the technical production units as it is recorded for accounting purposes.

-

The cost of acquisition of exploration rights, geology and geophysics (G&G), exploratory drilling, among others, is capitalized for tax purposes until the technical and commercial feasibilities of extracting the resource are achieved.

-	Tax losses generated as of January 1, 2017 may be offset against ordinary net income obtained in the following 12 taxable years.
-

Following the Article 290 of Law 1819 of 2016, any excess between estimated income reported and CREE that has not yet been offset may be offset in accordance to the formula provided for this purpose in said article and subject to the term established in Article 189 of the Colombian Tax Code.

Statute of limitations of tax returns

By general rule, the statute of limitations for the income tax return corresponds to 3 years counted as from the due date to file the return or the filing date, when these have been lately filed. Returns filed by taxpayers that have made transactions, subject to the transfer pricing regulations, have a five-year statute of limitations, for the tax returns that are filed as of January 1, 2020.

For tax returns with favorable balances, the statute of limitations will be 3 years as of the filing date of the request for refunds or offsetting.

For tax returns in which tax losses are carried forward, the statute of limitations will be 6 years (5 years from 2020) counted as of their filing date.

With respect to tax returns where tax losses are calculated, the statute of limitations will be 12 years and if the losses are carried forward within the last 2 years of the 12–year period, the statute of limitations will be extended up to 3 additional years from the year of offsetting.

The income tax returns of the taxable years 2011, 2012, 2014, 2015, 2016, 2017, 2018 and 2019 and income tax for equality - CREE - of the taxable years 2014, 2015, and 2016 of Group Companies are subject to acceptance and review by the tax authorities.

Income tax expense

	2020	2019	2018
Current income tax (1)	2,861,606	7,117,040	7,539,093
Deferred income tax (2)	(791,824)	(2,365,108)	783,136
Adjustments to prior years’ current and deferred tax	(31,121)	(33,519)	(63,744)
Income tax expenses	2,038,661	4,718,413	8,258,485

(1)The variation mainly corresponds to the difference between the bases for determining the tax (COP$4,776,521 in 2020 and COP$19,723,568 in 2019), due to the decrease of the profit.

(2)Includes COP$383,346 of tax related to the acquisition Chevron´s stake in the Guajira Association contract (Note 12). Additionally, the deferred tax from tax losses, presumptive income excesses, asset retirement obligation update, among others. This tax was calculated on temporary differences, using the current tax rates at the time of recovery or use.

Reconciliation of the income tax expenses

The reconciliation between the income tax expense and the current tax applicable to the Ecopetrol Business Group in Colombia is as follows:

	2020	2019	2018
Net income before income tax	4,776,514	19,723,568	20,613,875
Statutory rate	32.0%	33.0%	37.0%
Income tax at statutory rate	1,528,484	6,508,777	7,627,134
Effective tax rate reconciliation items:
Non–deductible expenses	289,043	295,550	379,633
Reversal of deferred tax recognized in prior years	245,508	—	—
Rate differential adjustment	14,974	132,888	172,352
Impairment of non–current assets	—	57,646	(128,461)
Variation in equity accounting method in Invercolsa	7,002	(2,943)	—
Non–taxable income (1)	(35,471)	(524,658)	(119,963)
Prior years’ taxes (2)	(50,159)	(33,519)	(63,744)
Foreign currency translation and exchange difference	59,852	(54,319)	751,210
Tax discounts and tax credit	(20,572)	(110,857)	—
Ecopetrol U.S.A. adjustment income tax (3)	—	(1,550,152)	—
Effect of tax reform	—	—	(359,676)
Income tax calculated	2,038,661	4,718,413	8,258,485
Effective tax rate	42.7%	23.9%	40.1%
Current	2,583,832	7,127,492	7,416,038
Deferred (4)	(545,171)	(2,409,079)	842,447
	2,038,661	4,718,413	8,258,485

(1)	It includes mainly the non-taxable dividends.
(2)	It includes the update effect of 2020 deferred tax compared to 2019 for COP$19,038.
(3)

In 2019, two companies, Ecopetrol USA Inc. and Ecopetrol Permian, were incorporated e in the United States for the development of the unconventional hydrocarbons business. US tax regulations business reorganizations (IRC Section 368 (a) (1) (F)) makes it possible to offset tax losses occurring in previous years with future income tax returns. Because the results of Ecopetrol America LLC and Ecopetrol Permian LLC will be consolidated into Ecopetrol USA Inc.’s financial statements, it will be responsible for the payment of taxes in the United States. The International Accounting Standard - IAS 12 establishes when a company has strong evidence that will allow it to offset the tax losses, it is possible to calculate a deferred tax asset. Additionally, the tax projections with the entry into operation of Ecopetrol Permian, allow to infer that it will generate enough income to recover the losses of previous years, therefore the recognition of deferred tax asset is feasible.

(4)	Includes COP$383,346 that corresponds to deferred tax liability of Guajira association (Note 12).

The effective tax rate as of December 31, 2020, is 42.7% (2019 – 23.9%). The increase from the previous year is mainly due to: a) the decrease in projected profit at the end of each year, b) the limitation in the use of the tax credits, c) the effect of the adjustment for exchange differences in the companies of the business group that are dollar functional currency, d) the effect of the adjustment of Permian in 2019 and e) the effect of the companies of the group with losses that have a nominal rate different from the parent company.

Deferred income tax

	2020	2019
Deferred tax assets	7,673,912	6,809,347
Deferred tax liabilities	(1,639,206)	(1,328,831)
Net deferred income tax	6,034,706	5,480,516

The detail of deferred tax assets and liabilities is as follows:

	2020	2019
Deferred tax assets (liabilities)
Loss carry forwards (1)	4,478,606	2,550,816
Provisions (2)	3,187,850	2,404,032
Employee benefits (3)	1,874,242	1,875,872
Accounts payable (4)	(10,626)	711,503
Loans and borrowings	846,019	920,203
Accounts receivable	183,843	139,410
Excess presumptive income	61,722	298,273
Other	47,269	(15,189)
Goodwill (5)	(366,346)	(363,968)
Property plant and equipment and Natural and environmental resources (6)	(4,267,873)	(3,040,436)
	6,034,706	5,480,516

(1)

In 2020, a deferred tax asset for tax losses carryforwards was recognized in the following companies: Ecopetrol USA Inc. (COP$1,663,411), Refinería de Cartagena (COP$1,601,570) and Ecopetrol S.A. (COP$1,189,973).

(2)	Corresponds to non-deductible accounting provisions, mainly the asset retirement obligation (ARO) provision.
(3)	Actuarial calculations for health, pensions and bonds, education and other long-term benefits to employees.
(4)	The variation corresponds to the change in the methodology for the deferred tax in the estimated liabilities.
(5)

According to Colombian tax law, goodwill is subject to amortization, while under IFRS it is not amortized but such goodwill is subject to impairment tests, and any difference results in a deferred tax liability.

(6)

For tax purposes, natural and environmental resources and property, plant and equipment have a useful life and a methodology for calculating depreciation and amortization different from those determined under international accounting standards. This item includes the amount of the capital gains of 10% tax rate applicable to the lands. The main variation is related to the income tax rate variation  from 31% to 30%.

Deferred tax details are as follows:

	Loss					Excess
	carry			Accounts	Loans and	presumptive
	forwards	Provisions	Employee benefits	payable	borrowings	income
As of December 31, 2018	1,002,062	1,994,762	1,161,860	365,646	827,452	(37,638)
Profit or loss	1,548,754	409,270	(57,343)	345,857	92,751	335,911
OCI	—	—	771,355	—	—	—
As of December 31, 2019	2,550,816	2,404,032	1,875,872	711,503	920,203	298,273
Profit or loss	1,927,790	783,818	39,608	(722,129)	(74,184)	(236,551)
Increase due to business combinations (Guajira association)	—	—	—	—	—	—
OCI	—	—	(41,238)	—	—	—
As of December 31, 2020	4,478,606	3,187,850	1,874,242	(10,626)	846,019	61,722

	PPE and Natural		Accounts
	resources	Goodwill	receivable	Others	Total
As of December 31, 2018	(2,304,140)	(404,394)	79,591	(143,717)	2,541,484
Profit or loss	(736,296)	40,426	59,819	341,053	2,380,202
OCI	—	—	—	(114,520)	656,835
Increase in shareholding in Invercolsa	—	—	—	(98,005)	(98,005)
As of December 31. 2019	(3,040,436)	(363,968)	139,410	(15,189)	5,480,516
Profit or loss	(844,091)	(2,378)	44,433	(68,306)	848,010
Increase due to business combinations (Guajira association – Note 12)	(383,346)	—	—	—	(383,346)
OCI	—	—	—	130,764	89,526
As of December 31, 2020	(4,267,873)	(366,346)	183,843	47,269	6,034,706

Deferred tax assets recognized

Deferred tax assets recognized in the consolidated financial statements as of December 31, 2020 and 2019 amounted to COP$7,673,912 and COP$6,809,347, respectively and is mainly comprised of the items included in detail of deferred tax assets and liabilities.

Deferred tax assets for tax loss carryforwards and excesses of presumptive income tax amounted to COP$4,540,328 and COP$2,849,087 as of December 31, 2020 and 2019 respectively, and is mainly comprised of:

•

Tax losses carryforwards that do not expire corresponding to Refinería de Cartagena (COP$8,007,852) and Ecopetrol USA (USD $404 million - COP$1,386,730), amount to COP$9,394,582 (2019 - COP$6,385,989) that generates deferred taxes of COP$1,601,570 (2019 - COP$1,052,848), and COP$306,172 (2019 - COP$182,977), respectively.

•

Tax losses carryforwards that expire in 20 years from the year in which they were incurred corresponding to Ecopetrol USA amounting to COP$6,532,048 (2019 - COP$6,144,400) (USD $1,904 million) and correspond to deferred tax assets of COP$1,357,239 (2019 - COP$1,288,249).

•

Tax losses carryforwards that expire in the following 12 years counted as from the year they were incurred corresponding to Ecopetrol S.A. amounting to COP$3,953,551 resulting in a deferred tax assets of COP$1,189,973.

Additionally, as of December 31, 2020 the excess of presumptive income amounted to COP $199,103 resulting in a deferred tax asset of COP$61,722 in Ecopetrol S.A.

The Ecopetrol Business Group recognizes deferred tax assets to the extent that it is probable that they will be realized against available source of income, including projections of future taxable income. In accordance to the tax rules regulation applicable until December 31, 2016, excess of presumptive income and excess minimum base excesses before 2017 incurred in the income tax and income tax for equity equality - (CREE, as its acronym in Spanish) respectively, may be offset with the ordinary taxable income in the following five (5) years, using for this purpose, the formula established in numeral 6th, of Article 290 of Law 1819/2016.

The tax loss carryforwards of Ecopetrol USA generated between 2008 and 2017, expire in 20 years from the year in which they were incurred. The tax loss carryforwards generated starting January 1, 2018 have no expiration date and its use is limited to 80% of taxable income.

The movements of deferred income tax for the years as of December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
Opening balance	5,480,516	2,541,484	2,682,881
Deferred tax recognized in profit or loss	928,517	2,409,079	(842,447)
Increase due to business combination	(383,346)	(98,005)	—
Deferred tax recognized in other comprehensive income (a)	89,526	656,835	666,767
Foreign currency translation	(80,507)	(28,877)	34,283
Closing balance	6,034,706	5,480,516	2,541,484

(a)	The following is the detail of the income tax recorded in other comprehensive income:

December 31. 2020	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	(137,459)	41,238	(96,221)
Cash flow hedging for future crude oil exports (Note 30.3)	(1,186)	1,908	722
Hedge of a net investment in a foreign operation (Note 30.4)	520,490	(156,147)	364,343
Hedge with derivative instruments	(78,547)	23,475	(55,072)
	303,298	(89,526)	213,772

December 31. 2019	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	2,571,184	(771,355)	1,799,829
Cash flow hedging for future crude oil exports (Note 30.3)	(356,339)	118,008	(238,331)
Hedge of a net investment in a foreign operation (Note 30.4)	87,524	(26,257)	61,267
Hedge with derivatives instruments	(69,220)	22,769	(46,451)
	2,233,149	(656,835)	1,576,314

December 31. 2018	Pre-tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	(29,249)	33,539	4,290
Cash flow hedging for future crude oil exports (Note 30.3)	797,658	(264,284)	533,374
Hedge of a net investment in a foreign operation (Note 30.4)	1,382,278	(410,324)	971,954
Hedge with derivatives instruments	77,872	(25,698)	52,174
	2,228,559	(666,767)	1,561,792

Deferred tax assets not recognized

Deferred tax assets related to the tax loss carryforwards incurred by the subsidiaries Andean Chemicals Ltd and Ecopetrol Costa Afuera S.A.S. in the amount of COP$1,912 and COP$71,305, respectively, excess of presumptive income of Hocol Petroleum Company, and Reficar in the amount of COP$245,508, were not recognized, as the Management considered that it is not probable that these deferred tax assets will be recoverable in the foreseeable future.

If the Ecopetrol Business Group had recognized this deferred tax asset, the profit for the year ending December 31, 2020 would have increased by COP$247,420.

Deferred tax assets (liabilities) not recognized

As of December 31, 2020, by application of the exception indicated in IAS 12, paragraph 39, the deferred tax asset was not recognized on the difference between the accounting and tax basis associated with investments in Ecopetrol subsidiaries and joint ventures (Base: COP$812,673 - Tax: COP$81,267).

Income tax provisions and contingent liabilities

The income tax returns for taxable years 2011, 2012, 2014, 2015, 2016, 2017, 2018 and 2019 and CREE tax returns for taxable years 2014, 2015, and 2016 of Group companies are subject to acceptance and review by part of the tax authorities. The management of the Group companies considers that the amounts recorded as tax liabilities are sufficient and are supported by current regulations, doctrine and jurisprudence to address any claim that may be established with respect to such years.

Uncertain tax positions - IFRIC 23

Ecopetrol Business Group’s strategy is to avoid making aggressive tax decisions that may cause questioning of its tax returns, by tax authorities.

Regarding uncertain tax positions where it has been determined that there may be a possible controversy with the tax authority that could result in an income tax increase, a success threshold has been established by IFRIC 23, which has been calculated based on current regulations and tax opinion provided by our tax advisors.

In accordance with the aforementioned interpretation, the Ecopetrol Business Group considers that uncertain tax positions include in its determination of income tax will not affect the results if it is probable that the position will be accepted by the tax authorities. Notwithstanding, the Ecopetrol Business Group will continue to monitor new tax regulations and ruling issued by the tax authority and other entities.

10.2.1.    Dividend taxes

Dividends related to profits generated from the year ended December 31, 2017; dividends will be subject to withholding at a rate of 10% for 2020 ( 7.5% in 2019).  Further, if the earnings against which the dividends are distributed were not subject to corporate tax, these dividends are taxable by the income tax applicable during the distribution period (for 2019 the rate is 33%). In this scenario, the 7.5% tax on dividends will be applicable to the distributed amount, once it is reduced by the 32% in 2020 (33% in 2019) income tax rate.

The non-taxed dividends that the Company will receive will not be subject to withholding tax due to the express provision of the regulation that establishes the dividends that are distributed within the business groups duly registered with the Chamber of Commerce and decentralized entities; they will not be subject to withholding tax for this concept.

10.2.2.    Transfer prices

According to the Colombian tax law, income taxpayers who enter into transactions with related parties or related parties located in foreign jurisdictions and in free trade zones or with residents located in jurisdictions considered tax havens, are obliged to determine their ordinary and extraordinary income for purposes of the income tax, its costs and deductions, considering for these operations the arm’s length principle.

Ecopetrol filed in 2020 its transfer pricing informative return for the 2019 taxable year, and its corresponding supporting documentation, as well as the country-by-country report and the master file for the same year, following the current tax law.

For fiscal year 2020, related-party transactions in foreign jurisdictions, as well as the business conditions under which said operations were carried out and the general structure did not vary significantly with respect to the previous year. For this reason, these transactions were carried out in accordance with the arm’s length principle. It is estimated that there will be no need for adjustments derived from the analysis of transfer prices for 2020, which imply changes in the income provision of the taxable year 2020.

10.2.3.    Value Added Tax (VAT)

Law 2010/2019 established that VAT paid on the import, creation, construction or acquisition of real productive fixed assets, may be treated as a tax credit for income tax purposes. This VAT cannot be assumed simultaneously as a cost or expense in the income tax and is not allowed to be discounted from the VAT return.

10.2.4.       Tax reform

The Government issued the Law 2010/2019, which makes numerous changes to the Colombian tax rules. The Tax Reform reduces the corporate income tax (CIT) rate from 33% in 2019 to 32% for 2020, 31% for 2021 and 30% for 2022 and onwards.

The presumptive income tax rate (i.e., an alternative tax based on a percentage of the net equity of the last year) is reduced from 1.5% to 0.5% in 2020 and 0% for 2021 and onwards.

The thin capitalization rule ratio is modified from 3:1 (which includes all debt that generates interest with local and foreign entities, related or unrelated) to a 2:1 ratio that only considers debt transactions involving related local and foreign parties (including back-to-back transactions involving foreign third parties).

Tax on dividends

As of January 1, 2020, the Tax Reform establishes a 7.5% dividend tax on distributions between Colombian companies. The tax will be charged only on the first distribution of dividends between Colombian entities and may be credited against the dividend tax due once the ultimate Colombian company makes a distribution to its shareholders (nonresident shareholders (entities or individuals) or to Colombian individual residents). The dividend tax on local distributions does not apply if the Colombian companies are part of a registered economic group, or the distribution is to a Colombian entity qualifying for the new Colombian holding company (CHC) regime.

Normalization tax

The Tax Reform establishes a tax amnesty to “normalize” (i) unreported assets; or (ii) nonexistent liabilities that were included on a tax return. The amnesty will apply only for 2020 (September 25, 2020 is the due date for filing the normalization tax). The applicable tax rate is 15% of the value of the unreported assets or nonexistent liabilities.

Value Added Tax

Law 2010 of 2019 established that VAT paid on the import, construction or acquisition of real productive fixed assets may be deducted from taxable income. This VAT cannot be reported simultaneously as a cost and expense in the income tax return nor will it be discounted from the sales tax.

Concerning VAT, changes have been made to the list of goods and services excluded from VAT as set forth in Articles 424, 426 and 476 of the Tax Code, adding Article 437 to the Tax Code, with regard to guidelines on compliance with formal duties concerning VAT by service providers abroad, and it has been noted that VAT withholding may be up to 50% of the tax amount, subject to regulation by the National Government. The VAT rate remains at 19%.

Tax procedures

With regards to procedure, changes have been made: (i) withholding tax returns which, being considered ineffective, will be enforceable, (ii) electronic notification of administrative acts; (iii) payment of the entire amount covered by a statement for objections to avoid late interest at the current rate plus two points; and (iv) elimination of the extension of the status of limitations  to three (3) additional years due to  tax losses offset and (v) a five-year status of limitations for those taxpayers who must comply with the transfer pricing regime.

Additionally, an audit benefit was included for fiscal years 2020 to 2021. Under this benefit, the income tax returns that reflect an increase in the net income tax of at least 30%, or 20% over the net income tax of the immediately preceding year, shall be considered firm for six (6) or twelve (12) months, respectively after the date of presentation if not notified of a deadline for correction or special requirement, or a special deadline or provisional settlement, provided that the return is filed timely and the payment is made within the established deadlines.

The above benefit does not apply to: (i) taxpayers who have access to  tax benefits due to their location in a specified geographic region; (ii) if it is demonstrated that the withholding taxes reported are non-existent; (iii) if the net income tax is less than 71 UVT (COP$2,5 for fiscal year 2020). The reduced status of limitation stated is not applicable for withholding tax returns and VAT retuns, which shall follow the general tax rules.